Venezuela - Foreign Currency and Inflation (Details) In Millions, unless otherwise specified	3 Months Ended					3 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended
	Mar. 29, 2015 USD ($)	Mar. 30, 2014 USD ($)	Mar. 29, 2015 VEF	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Mar. 29, 2015 VENEZUELA USD ($)	Apr. 27, 2015 Subsequent Event VENEZUELA USD ($)	Mar. 29, 2015 Venezuelan BsF on SICAD II Market VEF	Mar. 29, 2015 Venezuelan BsF on SICAD Market VEF	Mar. 29, 2015 Venezuelan BsF on SICAD Market VENEZUELA	Mar. 29, 2015 Venezuelan BsF on SIMADI Market, Period End Average VEF	Mar. 29, 2015 Venezuelan BsF on SIMADI Market, Period End Average VENEZUELA	Mar. 29, 2015 Venezuelan BsF on SIMADI Market, Period End Spot VEF	Mar. 29, 2015 Pro Forma [Member] Venezuelan BsF on SICAD Market USD ($)	Mar. 29, 2015 Pro Forma [Member] Venezuelan BsF on SIMADI Market, Period End Spot USD ($)
Foreign Currency [Line Items]
Foreign currency exchange rate, translation			6.30
Foreign currency exchange rate, remeasurement								50	12		185.0		193.3
Outstanding requests for currency settlements at the official exchange rate						$ 24
Approvals for exchange settlement at official exchange rate							5
Monetary assets, net of monetary liabilities, subject to an earnings impact from exchange rate movements for Venezuelan subsidiary under highly inflationary accounting	222
Cash and cash equivalents attributable to Venezuela	1,899	2,514		2,298	2,459	256
International cash and cash equivalents, percent						0.00%
Sales attributable to Venezuela	2,478	2,800				164
International sales percent	70.00%					7.00%				4.00%		1.00%
Operating income	509	433				47
International operating income percent						9.00%				5.00%		1.00%
Forecasted foreign currency transaction loss, realized														106	215
Non-monetary assets subject to impairment due to potential Venezuela currency devaluation	$ 88